Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	₨ 11,950	₨ 10,377
Arised during the year	1,071	1,049
Unwinding of discount and changes in discount rate	744	524
Acquisition of subsidiary	21
Disposal of subsidiary	(100)
Ending balance	₨ 13,686	₨ 11,950